ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

30. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group's PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group's PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group's restricted net assets, comprising of the registered paid in capital and statutory reserve of Company's PRC subsidiaries and VIEs, were RMB 1,340,527 and RMB 1,340,756 of December 31, 2014 and 2015, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company's condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2014 and 2015, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	166	8,658	1,337
Amounts due from related parties	40,026	182,686	28,201
Prepaid expenses and other current assets	49,912	160	25
Total current assets	90,104	191,504	29,563

Non-current assets:
Intangible assets, net	150	16	2
Investment in subsidiaries	-	-	-
Total non-current assets	150	16	2

Total assets	90,254	191,520	29,565

LIABILITIES
Current liabilities:
Convertible loan	13,470	-	-
Deferred revenue	866	-	-
Amounts due to related parties	55,699	14,839	2,291
Accrued and other liabilities	69,278	51,540	7,956
Total current liabilities	139,313	66,379	10,247

Total non-current liabilities	-	-	-

Total liabilities	139,313	66,379	10,247

SHAREHOLDERS' EQUITY
Ordinary shares
(US$0.003 par value; 40,000,000 and 40,000,000 shares authorized, 30,536,833 and 38,265,177 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	574	717	111
Additional paid-in capital	3,325,288	3,445,408	531,879
Accumulated deficit	(3,371,181)	(3,326,097)	(513,461)
Accumulated other comprehensive income (deficit)	(3,740)	5,113	789
Total shareholders' equity (deficit)	(49,059)	125,141	19,318

Total liabilities and shareholders' equity	90,254	191,520	29,565

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Software products	-	-	-	-
Total net revenues	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Software products	-	-	-	-
Total cost of revenues	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(2,733)	(348)	(410)	(63)
General and administrative	(57,453)	(229,814)	(79,562)	(12,282)
Research and development	(742)	(144)	(660)	(102)
Total operating expenses	(60,928)	(230,306)	(80,632)	(12,447)

OPERATING LOSS	(60,928)	(230,306)	(80,632)	(12,447)
Share of income (loss) from subsidiaries	(833,867)	(609,711)	182,396	28,157
OTHER EXPENSE
Interest expenses, net	(8,386)	(91,064)	(56,549)	(8,730)
Loss from extinguishment of debt	-	(143,901)	-	-
Foreign exchange losses, net	-	(459)	-	-
Other expenses, net	(3,637)	(1,372)	(131)	(20)
Income tax	-	-	-	-
NET INCOME (LOSS)	(906,818)	(1,076,813)	45,084	6,960

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(59,818)	(109,368)	(40,384)	(6,234)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	44,455	109,330	48,876	7,545
Proceeds from issuance of ordinary shares, net of expenses	-	-	-	-
Proceeds from issuance of exercise of options	-	-	-	-
Effects of exchange rate changes on cash and cash equivalents	(79)	2	-	-
Net change in cash and cash equivalents	(15,442)	(36)	8,492	1,311
Cash and cash equivalents at beginning of year	15,644	202	166	26
Cash and cash equivalents at end of year	202	166	8,658	1,337

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	-	67,309	-	-
Conversion of convertible loan to ordinary shares	-	226,298	70,146	10,829
Consideration receivables from SummitView	67,066	-	-	-
Receipt of convertible loan by settlement of debt	-	80,000	-	-